UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2016

Date of reporting period:	October 31, 2015

Item 1. Schedule of Investments:

Putnam Low Volatility Equity Fund

The fund's portfolio
10/31/15 (Unaudited)

COMMON STOCKS (97.1%)(a)
			Shares	Value

Aerospace and defense (4.8%)

Boeing Co. (The)			3,808	$563,851

General Dynamics Corp.			5,670	842,449

L-3 Communications Holdings, Inc.			4,693	593,195

Orbital ATK, Inc.			1,812	155,143

TransDigm Group, Inc.(NON)			1,159	254,806

				2,409,444
Air freight and logistics (1.9%)

Expeditors International of Washington, Inc.			1,195	59,499

United Parcel Service, Inc. Class B			8,811	907,709

				967,208
Auto components (0.3%)

Gentex Corp.			6,954	113,976

Lear Corp.			444	55,527

				169,503
Automobiles (0.3%)

Harley-Davidson, Inc.			794	39,263

Thor Industries, Inc.			1,928	104,266

				143,529
Banks (4.4%)

Citizens Financial Group, Inc.			3,929	95,475

First Niagara Financial Group, Inc.			12,641	130,834

PNC Financial Services Group, Inc.			7,582	684,351

Wells Fargo & Co.			23,758	1,286,258

				2,196,918
Chemicals (0.6%)

Airgas, Inc.			1,246	119,815

Sherwin-Williams Co. (The)			681	181,711

				301,526
Commercial services and supplies (1.2%)

Rollins, Inc.			2,480	66,514

Waste Management, Inc.			10,168	546,632

				613,146
Communications equipment (2.3%)

Cisco Systems, Inc.			38,233	1,103,022

Motorola Solutions, Inc.			428	29,947

				1,132,969
Consumer finance (1.9%)

Capital One Financial Corp.			10,400	820,560

SLM Corp.(NON)			21,357	150,780

				971,340
Containers and packaging (1.9%)

Avery Dennison Corp.			4,477	290,871

Bemis Co., Inc.			2,310	105,752

WestRock Co.			10,444	561,469

				958,092
Diversified financial services (2.3%)

Berkshire Hathaway, Inc. Class B(NON)			6,972	948,331

CBOE Holdings, Inc.			2,953	197,969

				1,146,300
Diversified telecommunication services (2.6%)

AT&T, Inc.			10,919	365,896

Verizon Communications, Inc.			20,144	944,351

				1,310,247
Electric utilities (3.1%)

American Electric Power Co., Inc.			2,331	132,051

Entergy Corp.			7,829	533,625

Hawaiian Electric Industries, Inc.			1,861	54,453

Southern Co. (The)			18,656	841,386

				1,561,515
Energy equipment and services (0.6%)

Schlumberger, Ltd.			3,676	287,316

				287,316
Food and staples retail (2.1%)

Kroger Co. (The)			21,159	799,810

Wal-Mart Stores, Inc.			4,605	263,590

				1,063,400
Food products (3.2%)

Bunge, Ltd.			2,947	215,013

ConAgra Foods, Inc.			7,079	287,053

Kraft Heinz Co. (The)			10,627	828,587

Pinnacle Foods, Inc.			6,568	289,517

				1,620,170
Health-care equipment and supplies (2.3%)

C.R. Bard, Inc.			2,398	446,867

Hologic, Inc.(NON)			18,455	717,161

				1,164,028
Health-care providers and services (2.9%)

AmerisourceBergen Corp.			7,539	727,589

Cardinal Health, Inc.			2,444	200,897

DaVita HealthCare Partners, Inc.(NON)			5,069	392,898

Mednax, Inc.(NON)			1,873	131,990

				1,453,374
Hotels, restaurants, and leisure (2.6%)

Dunkin' Brands Group, Inc.(S)			8,249	341,591

McDonald's Corp.			8,437	947,053

				1,288,644
Household products (1.6%)

Clorox Co. (The)			1,601	195,226

Colgate-Palmolive Co.			9,345	620,041

				815,267
Insurance (3.5%)

Allied World Assurance Co. Holdings AG			4,575	166,347

American Financial Group, Inc.			1,627	117,453

Aspen Insurance Holdings, Ltd.			2,007	97,560

Assurant, Inc.			3,752	305,901

Endurance Specialty Holdings, Ltd.			1,340	84,594

Everest Re Group, Ltd.			834	148,427

ProAssurance Corp.			1,254	66,412

RenaissanceRe Holdings, Ltd.			907	99,434

Validus Holdings, Ltd.			2,747	121,692

XL Group PLC			14,196	540,584

				1,748,404
Internet software and services (1.6%)

eBay, Inc.(NON)			29,066	810,941

				810,941
IT Services (7.8%)

Accenture PLC Class A			3,073	329,426

Amdocs, Ltd.			3,587	213,678

Automatic Data Processing, Inc.			10,406	905,218

Black Knight Financial Services, Inc. Class A(NON)			1,557	56,099

Computer Sciences Corp.			3,370	224,408

DST Systems, Inc.			3,148	384,528

Fidelity National Information Services, Inc.			2,968	216,427

Fiserv, Inc.(NON)			3,748	361,719

Gartner, Inc.(NON)			1,613	146,251

Genpact, Ltd.(NON)			3,444	85,342

Leidos Holdings, Inc.			1,995	104,877

Paychex, Inc.			12,485	643,976

PayPal Holdings, Inc.(NON)			2,857	102,881

Vantiv, Inc. Class A(NON)			3,046	152,757

				3,927,587
Life sciences tools and services (0.1%)

Bio-Rad Laboratories, Inc.(NON)			512	71,414

				71,414
Machinery (1.9%)

Allison Transmission Holdings, Inc.			9,379	269,177

Deere & Co.			8,759	683,202

				952,379
Media (2.9%)

Discovery Communications, Inc. Class C(NON)			5,284	145,416

Liberty Media Corp.(NON)			678	26,544

Morningstar, Inc.			364	29,888

Omnicom Group, Inc.			9,283	695,482

Scripps Networks Interactive Class A			6,618	397,609

Thomson Reuters Corp. (Canada)			4,390	180,078

				1,475,017
Multiline retail (3.5%)

Dollar General Corp.			7,167	485,708

Macy's, Inc.			8,623	439,601

Target Corp.			10,753	829,917

				1,755,226
Oil, gas, and consumable fuels (5.6%)

Columbia Pipeline Group, Inc.			14,012	291,029

Exxon Mobil Corp.			19,328	1,599,199

Occidental Petroleum Corp.			12,528	933,837

				2,824,065
Pharmaceuticals (8.9%)

Eli Lilly & Co.			11,124	907,385

Johnson & Johnson			13,603	1,374,311

Merck & Co., Inc.			18,362	1,003,668

Pfizer, Inc.			34,947	1,181,908

				4,467,272
Real estate investment trusts (REITs) (3.9%)

American Capital Agency Corp.			24,329	433,786

Annaly Capital Management, Inc.			54,616	543,429

Apple Hospitality REIT, Inc.			3,377	66,594

Chimera Investment Corp.			9,318	131,197

HCP, Inc.			8,556	318,283

MFA Financial, Inc.			12,242	84,715

Rayonier, Inc.			6,693	151,596

Starwood Property Trust, Inc.			10,332	207,570

Two Harbors Investment Corp.			2,517	21,294

				1,958,464
Semiconductors and semiconductor equipment (2.0%)

Analog Devices, Inc.			2,529	152,043

Maxim Integrated Products, Inc.			20,227	828,902

				980,945
Software (1.9%)

FactSet Research Systems, Inc.			739	129,414

Intuit, Inc.			5,306	516,964

Microsoft Corp.			2,950	155,288

Synopsys, Inc.(NON)			3,438	171,831

				973,497
Specialty retail (1.3%)

Staples, Inc.			48,141	625,352

				625,352
Technology hardware, storage, and peripherals (3.9%)

Apple, Inc.			7,169	856,696

EMC Corp.			32,039	840,063

NetApp, Inc.			7,332	249,288

				1,946,047
Textiles, apparel, and luxury goods (2.3%)

Carter's, Inc.			1,270	115,418

NIKE, Inc. Class B			8,061	1,056,233

				1,171,651
Thrifts and mortgage finance (0.6%)

New York Community Bancorp, Inc.			17,636	291,347

TFS Financial Corp.			1,809	31,766

				323,113
Tobacco (2.1%)

Altria Group, Inc.			17,779	1,075,096

				1,075,096
Water utilities (0.3%)

American Water Works Co., Inc.			2,258	129,519

				129,519
Wireless telecommunication services (0.1%)

SBA Communications Corp. Class A(NON)			338	40,229

				40,229

Total common stocks (cost $47,177,182)				$48,830,154

PURCHASED OPTIONS OUTSTANDING (1.6%)(a)
	Expiration		Contract
	date/strike price		amount	Value

SPDR S&P 500 ETF Trust (Put)	Oct-16/$173.00		$37,204	$205,738

SPDR S&P 500 ETF Trust (Put)	Sep-16/168.00		41,113	175,964

SPDR S&P 500 ETF Trust (Put)	Aug-16/165.00		39,935	130,826

SPDR S&P 500 ETF Trust (Put)	Jul-16/165.00		39,935	112,526

SPDR S&P 500 ETF Trust (Put)	Jun-16/165.00		39,935	97,841

SPDR S&P 500 ETF Trust (Put)	May-16/163.00		41,237	79,175

Total purchased options outstanding (cost $1,644,876)				$802,070

SHORT-TERM INVESTMENTS (2.6%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.26%(d)		Shares	314,500	$314,500

Putnam Short Term Investment Fund 0.15%(AFF)		Shares	163,369	163,369

SSgA Prime Money Market Fund Class N 0.09%(P)		Shares	350,000	350,000

U.S. Treasury Bills 0.14%, April 28, 2016(SEGSF)			$310,000	309,644

U.S. Treasury Bills 0.06%, April 7, 2016(SEGSF)			180,000	179,874

Total short-term investments (cost $1,317,612)				$1,317,387

TOTAL INVESTMENTS

Total investments (cost $50,139,670)(b)				$50,949,611

WRITTEN OPTIONS OUTSTANDING at 10/31/15 (premiums $38,434) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Call)	Nov-15/$215.00	$35,233	$9,513
SPDR S&P 500 ETF Trust (Call)	Nov-15/215.00	35,233	8,104
SPDR S&P 500 ETF Trust (Call)	Nov-15/210.00	36,004	36,363
SPDR S&P 500 ETF Trust (Call)	Nov-15/209.00	33,694	29,314

Total			$83,294

Key to holding's abbreviations
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2015 through October 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $50,307,176.
(b)	The aggregate identified cost on a tax basis is $50,223,140, resulting in gross unrealized appreciation and depreciation of $3,593,626 and $2,867,155, respectively, or net unrealized appreciation of $726,471.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$375,842	$2,208,231	$2,420,704	$117	$163,369
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $306,434, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $314,500.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $83,294 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts generate additional income for the portfolio, and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$6,628,922	$—	$—
Consumer staples	4,573,933	—	—
Energy	3,111,381	—	—
Financials	8,344,539	—	—
Health care	7,156,088	—	—
Industrials	4,942,177	—	—
Information technology	9,771,986	—	—
Materials	1,259,618	—	—
Telecommunication services	1,350,476	—	—
Utilities	1,691,034	—	—
Total common stocks	48,830,154	—	—
Purchased options outstanding	$—	$802,070	$—
Short-term investments	513,369	804,018	—

Totals by level	$49,343,523	$1,606,088	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Written options outstanding	—	(83,294)	—

Totals by level	$—	$(83,294)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$802,070	$83,294

Total	$802,070	$83,294

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$240,000
Written equity option contracts (contract amount)		$160,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Citibank, N.A.	JPMorgan Chase Bank N.A.	Total

	Assets:
	Purchased options#	460,877	341,193	802,070

	Total Assets	$460,877	$341,193	$802,070

	Liabilities:
	Written options#	65,677	17,617	83,294

	Total Liabilities	$65,677	$17,617	$83,294

	Total Financial and Derivative Net Assets	$395,200	$323,576	$718,776
	Total collateral received (pledged)##†	$(489,546)	$323,576
	Net amount	$884,746	$—

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 29, 2015